OTHER PAYABLES AND ACCRUED EXPENSES (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Other taxes payable	$ 3,548,227	$ 2,845,393
Accrued payroll & welfare	13,805	33,977
Accrued expense & liability	365,304	1,283,660
Interest payable	4,148	15,747
Others	49,081	58,046
Other payables and accrued expenses	$ 3,980,565	$ 4,236,823